Unaudited Interim Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
REVENUES:
Service revenue, net	$ 802,197	$ 506,279
Total Revenues	802,197	506,279
EXPENSES:
Drilling rigs and drillships operating expenses	334,604	237,740
Depreciation and amortization	158,091	108,967
General and administrative expenses	63,405	46,068
Legal settlements and other, net	1,588	6,000
Operating income	244,509	107,504
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 12)	(150,483)	(64,819)
Interest income	6,727	3,083
Gain/(loss) on interest rate swaps (Note 9)	(10,167)	19,871
Other, net	1,397	4,074
Total other expenses, net	(152,526)	(37,791)
INCOME BEFORE INCOME TAXES	91,983	69,713
Income taxes (Note 11)	(23,933)	(24,575)
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	68,050	45,138
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC COMMON STOCKHOLDERS (Note 13)	$ 67,856	$ 45,098
EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 13)	$ 0.51	$ 0.34
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 13)	131,837,490	131,705,782
Dividend declared per share	$ 0.19	$ 0